VARIABLE INTEREST ENTITIES: (Details) (USD $) In Millions, unless otherwise specified					1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2008 Titanium Dioxide Pigments venture	Dec. 31, 2011 Other ventures venture	Dec. 31, 2010 Other ventures	Dec. 31, 2011 Viance	Dec. 31, 2010 Viance
ASSETS
Cash and cash equivalents	$ 321.5	$ 324.1	$ 286.2	$ 457.8				$ 2.9	$ 6.6
Other current assets								10.8	17.7
Total current assets	1,535.2	1,618.6						13.7	24.3
Other intangible assets, net	509.7	587.6						65.1	71.6
Other assets	41.0	38.5						3.1	3.6
Total assets	4,587.6	4,724.3						81.9	99.5
LIABILITIES
Total liabilities	2,915.2	3,372.9						4.8	11.2
Percentage of ownership in non-VIE joint ventures (as a percent)					61.00%	50.00%
Number of ventures that do not fit the criteria to be classified as a VIE						2
Aggregate net investments						$ 18.6	$ 14.1